Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Exercise Price Range Per Share granted	$ 0.05	$ 0.0045
Minimum [Member]
Exercise Price Range Per Share granted			$ 0.75
Maximum [Member]
Exercise Price Range Per Share granted			$ 2.90
Stock Option [Member]
Number of Options Shares beginning balance	58,133,001	633,001	519,001
Number of Options Shares granted		57,500,000	115,000
Number of Options Shares exercised	(42,500,000)
Number of Options Shares expired			(1,000)
Number of Options Shares ending balance	15,633,001	58,133,001	633,001
Number of Options Shares ending exercisable	15,633,001	4,398,907
Weighted Average Exercise Price beginning balance	$ 0.03704	$ 2.93	$ 3.125
Weighted Average Exercise Price granted		0.005	2.05
Weighted Average Exercise Price exercised	0.005
Exercise Price Range Per Share granted		0.005	2.05
Exercise Price Range Per Share expired			8.00
Weighted Average Exercise Price expired			8.00
Weighted Average Exercise Price ending balance	0.05084	0.03704	2.93
Weighted Average Exercise Price ending exercisable	0.05084	0.03704
Stock Option [Member] | Minimum [Member]
Exercise Price Range Per Share beginning balance	0.005	2.05	2.85
Exercise Price Range Per Share ending balance	0.005	0.005	2.05
Exercise Price Range Per Share ending exercisable balance	0.005	0.005
Stock Option [Member] | Maximum [Member]
Exercise Price Range Per Share beginning balance	1,121,250,000	1,121,250,000	1,121,250,000
Exercise Price Range Per Share ending balance	1,121,250,000	1,121,250,000	$ 1,121,250,000
Exercise Price Range Per Share ending exercisable balance	$ 1,121,250,000	$ 1,121,250,000